Income Taxes (Reconciliation Between Federal Statutory Rate And Effective Income Tax Rate) (Detail)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Statutory U.S. federal tax rate	35.00%			35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	3.68%			52.49%	2.78%	8.75%
Meals and entertainment	(0.65%)			(3.36%)	0.63%	0.39%
2011 Transactions related costs	(0.49%)			(34.77%)
Other	(0.64%)			1.54%	(1.38%)	2.60%
Tax credits	0.53%			11.14%	(0.63%)	(1.14%)
Equity compensation				(62.26%)	2.06%	5.67%
Non-timing basis differences	0.37%			(89.58%)	12.49%	33.57%
Noncontrolling interest				15.71%	(7.20%)	(5.17%)
Foreign loss not benefited	0.09%			2.03%	(0.34%)	3.29%
Return to provision adjustments					1.34%	10.12%
Change in valuation allowance					4.80%	(37.81%)
Effective income tax rate	37.89%	34.00%	44.20%	(72.06%)	49.55%	55.27%